Long Term Debt - Consolidated Debt Obligations (Parenthetical) (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
PIK notes [Member]
Debt Instrument [Line Items]
Debt interest rate, minimum		10.00%
Debt interest rate, maximum		10.75%
MRD [Member] | 2.0 billion revolving credit facility [Member]
Debt Instrument [Line Items]
Credit facilities	$ 2,000,000,000	$ 2,000,000,000
Maturity date	Jun. 18, 2019	Jun. 18, 2019
MRD [Member] | 1.0 billion revolving credit facility [Member]
Debt Instrument [Line Items]
Credit facilities			$ 1,000,000,000
Maturity date			Jun. 30, 2014
MRD [Member] | PIK notes [Member]
Debt Instrument [Line Items]
Debt interest rate, minimum			10.00%
Senior notes redemption date			Jun. 30, 2014
Debt interest rate, maximum			10.75%
MRD [Member] | 5.875% Senior Unsecured Notes Due July 2022 [Member]
Debt Instrument [Line Items]
Maturity date	Jul. 01, 2022	Jul. 01, 2022
Debt interest rate	5.875%	5.875%
Estimated fair value of fixed rate debt	$ 564,000,000	$ 534,000,000
MRD [Member] | WildHorse Resources, LLC [Member] | 325.0 Million Lien Term Facility [Member]
Debt Instrument [Line Items]
Credit facilities			$ 325,000,000
MEMP [Member]
Debt Instrument [Line Items]
Credit facilities		2,000,000,000
MEMP [Member] | 2.0 billion revolving credit facility [Member]
Debt Instrument [Line Items]
Credit facilities	$ 2,000,000,000	$ 2,000,000,000
Maturity date	Mar. 19, 2018	Mar. 19, 2018
MEMP [Member] | 7.625% senior unsecured notes, due May 2021 ("2021 Senior Notes") [Member]
Debt Instrument [Line Items]
Maturity date	May 01, 2021	May 01, 2021
Debt interest rate	7.625%	7.625%
Estimated fair value of fixed rate debt	$ 640,500,000	$ 563,500,000	$ 721,000,000
MEMP [Member] | 6.875% Senior Unsecured Notes Due August 2022 ("2022 Senior Notes") [Member]
Debt Instrument [Line Items]
Maturity date	Aug. 01, 2022	Aug. 01, 2022
Debt interest rate	6.875%	6.875%
Estimated fair value of fixed rate debt	$ 437,400,000	$ 380,000,000